Other Operating Gains, Net	6 Months Ended
Jun. 30, 2020
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Other Operating Gains, Net
Note 7: Other Operating Gains, Net
Other operating gains, net, were $80 million and $261 million for the three months ended June 30, 2020 and 2019, respectively, and $48 million and $305 million for the six months ended June 30, 2020 and 2019, respectively. All periods included a benefit from the revaluation of warrants that the Company holds in Refinitiv due to an increase in the share price of LSEG in connection with the proposed transaction to sell Refinitiv to LSEG (see note 9). Operating gains, net, included $54 million (2019—$256 million) and $1 million (2019—$275 million) in the three and six months ended June 30, 2020, respectively, related to the warrants. The three months and six months ended June 30, 2020 included gains associated with the sale of certain real estate and the six months ended June 30, 2020 also included a gain associated with a distribution from an investment. The six months ended June 30, 2019 also included gains from the sale of several small businesses.